Equity Incentive Plan - Summary of activity for resticted stock awards (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares
Outstanding	3,600,333	1,248,163	581,671
Granted	150,000	2,582,000	804,035
Vested	(604,151)	(208,266)	(137,543)
Forfeited	(4,612)	(21,564)
Outstanding, December 31,	3,141,570	3,600,333	1,248,163
Weighted Average Grant Date Fair Value
Outstanding	$ 14.36	$ 53.56	$ 114.66
Granted	6.25	3.26	20.03
Vested	44.80	107.82	115.90
Forfeited	5.33	51.50
Outstanding December 31,	$ 8.13	$ 14.36	$ 53.56